Share capital and reserves (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Continuity of Warrants

	Exercise	December 31,				December 31,
Expiry date	price	2023	Issued	Exercised	Expired	2024
March 18, 2024	USD$0.80	7,923,077	-	-	(7,923,077)	-
March 18, 2024	USD$0.80	435,769	-	-	(435,769)	-
May 14, 2024	$1.50	500,000	-	-	(500,000)	-
Warrants outstanding and exercisable		8,858,846	-	-	(8,858,846)	-
Weighted average exercise price		$1.08	-	-	$1.08	-

The weighted average remaining life of warrants outstanding at December 31, 2024 was nil years (2023 – 0.22 years).

	Exercise	December 31,				December 31,
Expiry date	price	2022	Issued	Exercised	Expired	2023
March 27, 2023	$0.50	5,489,658	-	-	(5,489,658)	-
August 6, 2023	$0.90	3,100,000	-	-	(3,100,000)	-
March 18, 2024	USD$0.80	7,923,077	-	-	-	7,923,077
March 18, 2024	USD$0.80	435,769	-	-	-	435,769
May 14, 2024	$1.50	500,000	-	-	-	500,000
Warrants outstanding and exercisable		17,448,504	-	-	(8,589,658)	8,858,846
Weighted average exercise price		$0.88	-	-	$0.64	$1.08

Schedule of Share options

Expiry date	Exercise price	December 31, 2024	Granted	Exercised		Forfeited	December 31, 2025
March 7, 2027	$0.38	1,000,000	-	-		-	1,000,000
June 10, 2027	$0.33	3,375,000	-	-		(265,000)	3,110,000
October 4, 2027	$0.30	755,000	-	-		-	755,000
December 16, 2027	$0.33	855,000	-	-		(15,000)	840,000
February 14, 2028	$0.30	600,000	-	-		-	600,000
April 3, 2028	$0.26	1,575,000	-	-		-	1,575,000
July 10, 2028	$0.16	2,470,000	-	(550,000	)(i)	-	1,920,000
September 19, 2028	$0.18	1,035,000	-	-		-	1,035,000
August 9, 2030	$0.25	-	800,000	-		-	800,000
Options outstanding and exercisable		11,665,000	800,000	(550,000)		(280,000)	11,635,000
Weighted average exercise price		$0.27	$0.25	$0.16		$0.33	$0.27

In accordance with the Company’s stock option plan, the option holder exercised 500,000 stock options on a cashless basis at an exercise price of $0.22 resulting in the issuance of 91,773 shares. In addition, 50,000 stock options were exercised at a price of $0.16 for a proceed of $8,000.

The weighted average remaining life of stock options outstanding at December 31, 2025 was 2.13 years (2024 – 2.97 years).

(d)	Share purchase option compensation plan

Expiry date	Exercise price	December 31, 2023	Granted	Exercised	Forfeited	December 31, 2024
March 7, 2027	$0.38	1,125,000	-	-	(125,000)	1,000,000
June 10, 2027	$0.33	3,640,000	-	-	(265,000)	3,375,000
October 4, 2027	$0.30	755,000	-	-	-	755,000
December 16, 2027	$0.33	855,000	-	-	-	855,000
February 14, 2028	$0.30	600,000	-	-	-	600,000
April 3, 2028	$0.26	1,975,000	-	-	(400,000)	1,575,000
July 10, 2028	$0.16	2,520,000	-	-	(50,000)	2,470,000
September 19, 2028	$0.18	1,035,000	-	-	-	1,035,000
Options outstanding and exercisable		12,505,000	-	-	(840,000)	11,665,000
Weighted average exercise price		$0.27	-	-	$0.29	$0.27

The weighted average remaining life of stock options outstanding at December 31, 2024 was 2.97 years (2023 – 3.96 years).

Expiry date	Exercise price	December 31, 2022	Granted	Exercised	Expired	December 31, 2023
February 9, 2023	$0.97	350,000	-	-	(350,000)	-
March 3, 2023	$0.96	250,000	-	-	(250,000)	-
March 31, 2023	$0.68	1,975,000	-	-	(1,975,000)	-
May 8, 2023	$0.69	100,000	-	-	(100,000)	-
May 28, 2023	$0.65	100,000	-	-	(100,000)	-
July 8, 2023	$0.62	2,420,000	-	-	(2,420,000)	-
September 18, 2023	$0.51	960,000	-	-	(960,000)	-
March 7, 2027	$0.38	1,125,000	-	-	-	1,125,000
June 10, 2027	$0.33	3,640,000	-	-	-	3,640,000
October 4, 2027	$0.30	755,000	-	-	-	755,000
December 16, 2027	$0.33	855,000	-	-	-	855,000
February 14, 2028	$0.30	-	600,000	-	-	600,000
April 3, 2028	$0.26	-	1,975,000	-	-	1,975,000
July 10, 2028	$0.16	-	2,520,000	-	-	2,520,000
September 19, 2028	$0.18	-	1,035,000	-	-	1,035,000
Options outstanding and exercisable		12,530,000	6,130,000	-	(6,155,000)	12,505,000
Weighted average exercise price		$0.49	$0.21	-	$0.66	$0.27

The fair value of options granted during the years ended December 31, 2025 and 2023, calculated using the Black-Scholes option-pricing model at grant date, are as follows:

Schedule of share option fair value assumptions

Number of options	Date of grant	Fair value per share	Risk free interest rate	Expected life (in years)	Expected volatility	Expected dividends
800,000	August 11, 2025	$0.16	2.93%	5	79.83%	$Nil
1,035,000	September 19, 2023	$0.10	3.96%	5	71.15%	$Nil
2,520,000	July 10, 2023	$0.12	3.81%	5	70.98%	$Nil
1,975,000	April 3, 2023	$0.15	2.87%	5	68.52%	$Nil
600,000	February 13, 2023	$0.18	3.43%	5	68.61%	$Nil